Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the company. The calculation of the executive compensation actually paid includes adjustments from the Summary Compensation Table amounts related to equity awards and pensions.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($) (1)	Compensation Actually Paid to Current PEO ($) (1)(2)(3)	Summary Compensation Table Total for Former PEO ($) (1)	Compensation Actually Paid to Former PEO ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)(4)	Total Share- holder Return	S&P Midcap 400 Index Total Share- holder Return	Net Income ($ in Millions)	Adjusted Operating Income ($ in Millions) (5)
2022	6,360,245	1,836,895	N/A	N/A	2,858,588	1,523,391	122.0	132.0	173.9	326.3

Transition Period	1,526,390	2,203,496	N/A	N/A	575,679	746,484	153.5	151.8	24.2	18.0

2021	6,013,750	9,239,663	7,072,442	9,232,599	2,370,075	3,618,792	139.0	140.6	508.9	559.9

2020	N/A	N/A	8,106,122	7,740,048	1,976,577	1,241,564	98.5	97.8	321.5	496.5
(1)
Mr. Pfeifer served in the role of Chief Operating Officer during fiscal 2020 and is included in average compensation for Non-Principal Executive Officer (PEO) NEOs for that year. Mr. Jones and Mr. Pfeifer each served as our CEO for a portion of fiscal 2021, and the table above reflects compensation for NEOs actually paid for the full fiscal year in which either served as CEO. Mr. Pfeifer is excluded from in average compensation for Non-PEO NEOs for fiscal 2021.

(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments.

Year	Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
2022	Current PEO	(5,004,740)	N/A	481,390	(4,523,350)

2022	Average Non-PEO NEO	(2,067,095)	$0	731,898	(1,335,197)

Transition Period	Current PEO	(1,250,843)	N/A	1,927,949	677,106

Transition Period	Average Non-PEO NEO	(334,517)	(45,252)	550,574	170,805

2021	Current PEO	(3,253,518)	N/A	6,479,431	3,225,913

2021	Former PEO	(6,104,945)	0	8,265,102	2,160,157

2021	Average Non-PEO NEO	(926,744)	0	2,175,461	1,248,717

2020	Former PEO	(6,105,918)	(128,677)	5,868,521	(366,074)

2020	Average Non-PEO NEO	(1,031,026)	(87,932)	383,945	(735,013)
(3)
To determine the change in fair value of equity awards in compensation actually paid, we calculated the change in the fair value of each award type from the beginning of the fiscal year to the end of the fiscal year, or the vesting date if within the fiscal year. Awards granted during a given fiscal year are valued in the actual compensation paid at their fair value at the end of the fiscal year. Dividends paid/accrued are included in actual compensation paid if dividends are not reflected in the fair value of the awards. We computed fair value of these awards in accordance with FASB ASC Topic 718. We base the fair value of ROIC and ESG performance share awards on the target number of unvested units outstanding, the share price and the probable outcome of each performance condition which varies from 0 to 200%. We base the fair value of RSU awards on the number of unvested units outstanding at the share price. We base the fair value of TSR on the target number of unvested units outstanding and the valuation of each award based on a Monte Carlo simulation, using the following range of assumptions:

Valuation Date	09/30/19		09/30/20		09/30/21		12/31/21		12/31/22
Grant Date	11/20/17	11/19/18	11/19/18	11/18/19	11/18/19	11/16/20	11/18/19	11/16/20	11/16/20	02/21/22
Assumptions:
Expected volatility - Oshkosh	38.53%	33.10%	48.61%	43.88%	33.21%	41.60%	27.36%	36.74%	33.16%	31.68%
Expected volatility - Peer Group	30.44%	28.96%	58.19%	48.62%	34.38%	48.75%	29.06%	40.33%	37.56%	35.19%
Average correlation	0.5515	0.5151	0.7053	0.6826	0.5325	0.6733	0.5407	0.6084	0.6654	0.6066
Risk-free interest rate	1.74%	1.62%	0.12%	0.13%	0.09%	0.28%	0.29%	0.64%	4.69%	4.36%
(4)
The following NEOs were included in fiscal 2020: Mr. John Bryant, Mr. Nerenhausen, Mr. Pack, Mr. Pfeifer, Mr. David Sagehorn, and Mr. Robert Sims. The following NEOs were included in fiscal 2021: Mr. Cortina, Mr. Johnson, Mr. Nerenhausen, and Mr. Pack. The following NEOs were included in the Transition Period: Mr. Cortina, Mr. Nerenhausen and Mr. Pack. The following NEOs were included in fiscal 2022: Mr. Cortina, Ms. Iyengar, Mr. Nerenhausen, and Mr. Pack.

(5)
Adjusted Operating Income is the measure that has the largest impact on our annual cash incentive plan. Adjusted operating income for fiscal 2022 excludes losses on the liquidation of foreign entities ($4.6 million), impairment charges ($7.7 million), earnings of Maxi-Metal ($0.5 million) and adds back a charge to account for inventories on a Last-In, First-Out (LIFO) basis ($57.9 million). Adjusted operating income for the Transition Period adds back a charge to account for inventories on a LIFO basis ($23.6 million). Adjusted operating income for fiscal 2021 excludes restructuring-related charges ($11.3 million), losses associated with Pratt Miller ($3.9 million) and adds back a charge to account for inventories on a LIFO basis ($47.4 million). Adjusted operating income for fiscal 2020 excludes restructuring-related charges ($22.4 million), a gain on the sale of a business ($3.1 million), insurance proceeds ($12.3 million) and a benefit to account for inventories on a LIFO basis ($3.9 million).

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Pfeifer served in the role of Chief Operating Officer during fiscal 2020 and is included in average compensation for Non-Principal Executive Officer (PEO) NEOs for that year. Mr. Jones and Mr. Pfeifer each served as our CEO for a portion of fiscal 2021, and the table above reflects compensation for NEOs actually paid for the full fiscal year in which either served as CEO. Mr. Pfeifer is excluded from in average compensation for Non-PEO NEOs for fiscal 2021.

(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments.

Year	Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
2022	Current PEO	(5,004,740)	N/A	481,390	(4,523,350)

2022	Average Non-PEO NEO	(2,067,095)	$0	731,898	(1,335,197)

Transition Period	Current PEO	(1,250,843)	N/A	1,927,949	677,106

Transition Period	Average Non-PEO NEO	(334,517)	(45,252)	550,574	170,805

2021	Current PEO	(3,253,518)	N/A	6,479,431	3,225,913

2021	Former PEO	(6,104,945)	0	8,265,102	2,160,157

2021	Average Non-PEO NEO	(926,744)	0	2,175,461	1,248,717

2020	Former PEO	(6,105,918)	(128,677)	5,868,521	(366,074)

2020	Average Non-PEO NEO	(1,031,026)	(87,932)	383,945	(735,013)
(3)
To determine the change in fair value of equity awards in compensation actually paid, we calculated the change in the fair value of each award type from the beginning of the fiscal year to the end of the fiscal year, or the vesting date if within the fiscal year. Awards granted during a given fiscal year are valued in the actual compensation paid at their fair value at the end of the fiscal year. Dividends paid/accrued are included in actual compensation paid if dividends are not reflected in the fair value of the awards. We computed fair value of these awards in accordance with FASB ASC Topic 718. We base the fair value of ROIC and ESG performance share awards on the target number of unvested units outstanding, the share price and the probable outcome of each performance condition which varies from 0 to 200%. We base the fair value of RSU awards on the number of unvested units outstanding at the share price. We base the fair value of TSR on the target number of unvested units outstanding and the valuation of each award based on a Monte Carlo simulation, using the following range of assumptions:

Valuation Date	09/30/19		09/30/20		09/30/21		12/31/21		12/31/22
Grant Date	11/20/17	11/19/18	11/19/18	11/18/19	11/18/19	11/16/20	11/18/19	11/16/20	11/16/20	02/21/22
Assumptions:
Expected volatility - Oshkosh	38.53%	33.10%	48.61%	43.88%	33.21%	41.60%	27.36%	36.74%	33.16%	31.68%
Expected volatility - Peer Group	30.44%	28.96%	58.19%	48.62%	34.38%	48.75%	29.06%	40.33%	37.56%	35.19%
Average correlation	0.5515	0.5151	0.7053	0.6826	0.5325	0.6733	0.5407	0.6084	0.6654	0.6066
Risk-free interest rate	1.74%	1.62%	0.12%	0.13%	0.09%	0.28%	0.29%	0.64%	4.69%	4.36%
(4)
The following NEOs were included in fiscal 2020: Mr. John Bryant, Mr. Nerenhausen, Mr. Pack, Mr. Pfeifer, Mr. David Sagehorn, and Mr. Robert Sims. The following NEOs were included in fiscal 2021: Mr. Cortina, Mr. Johnson, Mr. Nerenhausen, and Mr. Pack. The following NEOs were included in the Transition Period: Mr. Cortina, Mr. Nerenhausen and Mr. Pack. The following NEOs were included in fiscal 2022: Mr. Cortina, Ms. Iyengar, Mr. Nerenhausen, and Mr. Pack.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments.

Year	Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
2022	Current PEO	(5,004,740)	N/A	481,390	(4,523,350)

2022	Average Non-PEO NEO	(2,067,095)	$0	731,898	(1,335,197)

Transition Period	Current PEO	(1,250,843)	N/A	1,927,949	677,106

Transition Period	Average Non-PEO NEO	(334,517)	(45,252)	550,574	170,805

2021	Current PEO	(3,253,518)	N/A	6,479,431	3,225,913

2021	Former PEO	(6,104,945)	0	8,265,102	2,160,157

2021	Average Non-PEO NEO	(926,744)	0	2,175,461	1,248,717

2020	Former PEO	(6,105,918)	(128,677)	5,868,521	(366,074)

2020	Average Non-PEO NEO	(1,031,026)	(87,932)	383,945	(735,013)

Non-PEO NEO Average Total Compensation Amount	$ 575,679	$ 2,858,588		$ 2,370,075	$ 1,976,577
Non-PEO NEO Average Compensation Actually Paid Amount	746,484	$ 1,523,391		3,618,792	1,241,564
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments.

Year	Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
2022	Current PEO	(5,004,740)	N/A	481,390	(4,523,350)

2022	Average Non-PEO NEO	(2,067,095)	$0	731,898	(1,335,197)

Transition Period	Current PEO	(1,250,843)	N/A	1,927,949	677,106

Transition Period	Average Non-PEO NEO	(334,517)	(45,252)	550,574	170,805

2021	Current PEO	(3,253,518)	N/A	6,479,431	3,225,913

2021	Former PEO	(6,104,945)	0	8,265,102	2,160,157

2021	Average Non-PEO NEO	(926,744)	0	2,175,461	1,248,717

2020	Former PEO	(6,105,918)	(128,677)	5,868,521	(366,074)

2020	Average Non-PEO NEO	(1,031,026)	(87,932)	383,945	(735,013)

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following tables list the most important financial measures used by the company to link executive compensation actually paid to NEOs during fiscal 2022 fiscal. Company total shareholder return has significant influence on compensation actually paid, but it is not included in the list below because it is reflected in the table above.
Named Executive Officers	Most Important Financial Measure
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina	Consolidated Operating Income Consolidated Days Net Working Capital Relative Total Shareholder Return Relative Return on Invested Capital

Mr. Nerenhausen	Consolidated Operating Income Access Equipment Segment Operating Income Access Equipment Segment Days Net Working Capital Relative Total Shareholder Return Relative Return on Invested Capital

Total Shareholder Return Amount	153,500,000	$ 122,000,000		139,000,000	98,500,000
Peer Group Total Shareholder Return Amount	151,800,000	132,000,000		140,600,000	97,800,000
Net Income (Loss)	$ 24,200,000	$ 173,900,000		$ 508,900,000	$ 321,500,000
Company Selected Measure Amount	18,000,000	326,300,000		559,900,000	496,500,000
PEO Name		Mr. Pfeifer
Percentage Of Fair Value Of Share Based Compensation Award Performance Condition Minimum		0.00%
Percentage Of Fair Value Of Share Based Compensation Award Performance Condition Maximum		200.00%
Losses on Liquidation of Foreign Entities		$ (4,600,000)
Asset Impairment Charges		7,700,000
Income (Loss) from Subsidiaries, Net of Tax		500,000		$ (3,900,000)
Increase (Decrease) in Inventories	$ 23,600,000	$ (57,900,000)		(47,400,000)	$ 3,900,000
Restructuring Charges				$ 11,300,000	22,400,000
Gain (Loss) on Disposition of Business					3,100,000
Proceeds from Life Insurance Policy					$ 12,300,000
Grant Date 11/20/17 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						38.53%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						30.44%
Average Correlation per Share | $ / shares						$ 0.5515
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.74%
Grand Date 11/19/18 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					48.61%	33.10%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					58.19%	28.96%
Average Correlation per Share | $ / shares					$ 0.7053	$ 0.5151
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.12%	1.62%
Grand Date 11/18/19 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.36%			33.21%	43.88%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	29.06%			34.38%	48.62%
Average Correlation per Share | $ / shares	$ 0.5407			$ 0.5325	$ 0.6826
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.29%			0.09%	0.13%
Grand Date 11/16/20 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	36.74%	33.16%		41.60%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	40.33%	37.56%		48.75%
Average Correlation per Share | $ / shares	$ 0.6084	$ 0.6654		$ 0.6733
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.64%	4.69%		0.28%
Grand Date 02/21/22 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		31.68%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		35.19%
Average Correlation per Share | $ / shares		$ 0.6066
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.36%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(5)
Adjusted Operating Income is the measure that has the largest impact on our annual cash incentive plan. Adjusted operating income for fiscal 2022 excludes losses on the liquidation of foreign entities ($4.6 million), impairment charges ($7.7 million), earnings of Maxi-Metal ($0.5 million) and adds back a charge to account for inventories on a Last-In, First-Out (LIFO) basis ($57.9 million). Adjusted operating income for the Transition Period adds back a charge to account for inventories on a LIFO basis ($23.6 million). Adjusted operating income for fiscal 2021 excludes restructuring-related charges ($11.3 million), losses associated with Pratt Miller ($3.9 million) and adds back a charge to account for inventories on a LIFO basis ($47.4 million). Adjusted operating income for fiscal 2020 excludes restructuring-related charges ($22.4 million), a gain on the sale of a business ($3.1 million), insurance proceeds ($12.3 million) and a benefit to account for inventories on a LIFO basis ($3.9 million).

Mr. Pfeifer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,526,390	$ 6,360,245		$ 6,013,750
PEO Actually Paid Compensation Amount	2,203,496	1,836,895		9,239,663
Net Change to Actually Paid Compensation	677,106	(4,523,350)	$ 3,225,913
Mr. Pfeifer [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,250,843)	(5,004,740)	(3,253,518)
Mr. Pfeifer [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,927,949	$ 481,390	6,479,431
Mr. Jones [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				7,072,442	$ 8,106,122
PEO Actually Paid Compensation Amount				$ 9,232,599	7,740,048
Net Change to Actually Paid Compensation			2,160,157		(366,074)
Mr. Jones [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,104,945)		(6,105,918)
Mr. Jones [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,265,102		5,868,521
Mr. Jones [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0		(128,677)
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Operating Income
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Days Net Working Capital
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Return on Invested Capital
Mr. Nerenhausen [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Operating Income
Mr. Nerenhausen [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Access Equipment Segment Operating Income
Mr. Nerenhausen [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Access Equipment Segment Days Net Working Capital
Mr. Nerenhausen [Member] | Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Mr. Nerenhausen [Member] | Measure [Axis]: 9
Pay vs Performance Disclosure [Table]
Measure Name		Relative Return on Invested Capital
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Net Change to Actually Paid Compensation	170,805	$ (1,335,197)	1,248,717		(735,013)
Non-PEO NEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(334,517)	2,067,095	(926,744)		(1,031,026)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	550,574	731,898	2,175,461		383,945
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (45,252)	$ 0	$ 0		$ (87,932)